                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-21094
                                   --------------


                         TRANSAMERICA INDEX FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


       570 Carillon Parkway, St. Petersburg, Florida               33716
      -------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)


      John K. Carter, Esq.  P.O. Box 5068, Clearwater, Florida  33758-5068
     ----------------------------------------------------------------------
                  (Name and address of agent for service)



Registrant's telephone number, including area code:    (727) 299-1800
                                                    --------------------


Date of fiscal year end:        December 31
                         -----------------------


Date of reporting period:       July 1, 2004 - June 30, 2005
                          --------------------------------------

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21094
Reporting Period: 07/01/2004 - 06/30/2005
Transamerica Index Funds, Inc.









======================== TRANSAMERICA INDEX FUNDS, INC. ========================


The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


========== END NPX REPORT

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 TRANSAMERICA INDEX FUNDS, INC.
                                --------------------------------
                                        (Registrant)


                                          By: /s/ Brian C. Scott
                                              -------------------
                                          Brian C. Scott
                                          President and Chief Executive Officer

                                          Date: August 30, 2005